Matthews India Active ETF	September 30, 2024
Schedule of Investments (unaudited)
COMMON EQUITIES: 103.1%
	Shares	Value
Financials: 32.1%
Banks: 18.6%
HDFC Bank, Ltd.	53,091	$1,097,314
ICICI Bank, Ltd.	65,786	999,336
Federal Bank, Ltd.	180,823	424,496
Axis Bank, Ltd.	28,232	415,119
IndusInd Bank, Ltd.	19,875	343,325
Kotak Mahindra Bank, Ltd.	12,609	278,951
State Bank of India	13,213	124,229
HDFC Bank, Ltd. ADR	742	46,419
		3,729,189
Consumer Finance: 8.5%
Shriram Finance, Ltd.	23,094	985,738
Bajaj Finance, Ltd.	4,321	397,186
Cholamandalam Investment and Finance Co., Ltd.	17,430	334,451
		1,717,375
Insurance: 3.8%
Max Financial Services, Ltd.[a]	22,945	326,099
PB Fintech, Ltd.[a]	15,664	302,798
ICICI Lombard General Insurance Co., Ltd.[b,c]	5,472	141,983
		770,880
Financial Services: 1.2%
LIC Housing Finance, Ltd.	31,161	246,328
Total Financials		6,463,772

Consumer Discretionary: 19.1%
Automobiles: 6.3%
Mahindra & Mahindra, Ltd.	9,452	349,076
TVS Motor Co., Ltd.	7,193	243,756
Bajaj Auto, Ltd.	1,605	236,455
Tata Motors, Ltd.	19,593	227,876
Maruti Suzuki India, Ltd.	1,355	214,048
		1,271,211
Specialty Retail: 3.8%
Thanga Mayil Jewellery, Ltd.	17,661	518,094
Trent, Ltd.	2,636	238,263
		756,357
Household Durables: 2.8%
Whirlpool of India, Ltd.	12,319	336,577
Crompton Greaves Consumer Electricals, Ltd.	46,066	228,815
		565,392
Automobile Components: 2.7%
Alicon Castalloy, Ltd.	33,264	527,671
Lumax Industries, Ltd.	249	7,697
		535,368
Hotels, Restaurants & Leisure: 2.5%
Zomato, Ltd.[a]	153,367	500,174
Textiles, Apparel & Luxury Goods: 1.0%
Titan Co., Ltd.	4,491	204,930
Total Consumer Discretionary		3,833,432

	Shares	Value

Health Care: 10.8%
Pharmaceuticals: 8.0%
Neuland Laboratories, Ltd.	4,643	$686,267
Amrutanjan Health Care, Ltd.	27,644	269,195
Lupin, Ltd.	7,796	203,837
Sun Pharmaceutical Industries, Ltd.	7,100	163,238
Dr. Reddy’s Laboratories, Ltd.	1,834	147,760
Zydus Lifesciences, Ltd.	11,270	143,704
		1,614,001
Health Care Equipment & Supplies: 1.4%
Poly Medicure, Ltd.	10,296	284,395
Health Care Providers & Services: 1.0%
Metropolis Healthcare, Ltd.[b,c]	7,437	194,535
Life Sciences Tools & Services: 0.4%
Divi’s Laboratories, Ltd.	1,235	80,220
Total Health Care		2,173,151

Information Technology: 10.4%
IT Services: 8.2%
Infosys, Ltd.	43,067	963,905
Tata Consultancy Services, Ltd.	11,646	593,201
Persistent Systems, Ltd.	1,490	96,909
		1,654,015
Software: 1.6%
Newgen Software Technologies, Ltd.	19,540	312,763
Electronic Equipment, Instruments & Components: 0.6%
Kaynes Technology India, Ltd.[a]	1,956	126,642
Total Information Technology		2,093,420

Consumer Staples: 8.4%
Personal Care Products: 3.0%
Godrej Consumer Products, Ltd.	19,963	331,933
Honasa Consumer, Ltd.[a]	48,854	267,469
		599,402
Food Products: 2.4%
Marico, Ltd.	23,807	197,555
Tata Consumer Products, Ltd.	13,088	186,939
Nestle India, Ltd.	3,309	106,216
		490,710
Beverages: 1.6%
Varun Beverages, Ltd.	45,350	328,106
Tobacco: 0.8%
ITC, Ltd.	24,677	152,580
Consumer Staples Distribution & Retail: 0.6%
Avenue Supermarts, Ltd.[a,b,c]	2,025	123,149
Total Consumer Staples		1,693,947

Industrials: 8.4%
Electrical Equipment: 4.0%
Suzlon Energy, Ltd.[a]	305,816	292,126
Elecon Engineering Co., Ltd.	25,800	215,525

Matthews India Active ETF	September 30, 2024
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Bharat Heavy Electricals, Ltd.	47,145	$157,354
TD Power Systems, Ltd.	28,940	144,750
		809,755
Construction & Engineering: 1.8%
Voltas, Ltd.	9,369	206,283
Praj Industries, Ltd.	16,844	161,191
		367,474
Machinery: 1.1%
Cummins India, Ltd.	2,568	116,632
Thermax, Ltd.	1,770	107,724
		224,356
Professional Services: 0.9%
Latent View Analytics, Ltd.[a]	31,287	176,687
Transportation Infrastructure: 0.6%
Gujarat Pipavav Port, Ltd.	41,469	108,897
Total Industrials		1,687,169

Energy: 5.5%
Oil, Gas & Consumable Fuels: 5.5%
Reliance Industries, Ltd.	31,705	1,117,282
Total Energy		1,117,282

Communication Services: 4.0%
Wireless Telecommunication Services: 2.8%
Bharti Airtel, Ltd.	27,878	568,713
Interactive Media & Services: 0.7%
Just Dial, Ltd.[a]	9,645	132,887
Diversified Telecommunication Services: 0.5%
HFCL, Ltd.	56,438	99,937
Total Communication Services		801,537

Materials: 2.3%
Construction Materials: 1.3%
UltraTech Cement, Ltd.	1,854	261,105
Chemicals: 1.0%
PI Industries, Ltd.	3,591	199,505
Total Materials		460,610

	Shares	Value

Real Estate: 1.1%
Real Estate Management & Development: 1.1%
Sunteck Realty, Ltd.	18,755	$129,940
Ashiana Housing, Ltd.	23,922	93,674
Total Real Estate		223,614

Utilities: 1.0%
Independent Power and Renewable Electricity Producers: 1.0%
NTPC, Ltd.	36,643	193,794
Total Utilities		193,794

TOTAL COMMON EQUITIES		20,741,728
(Cost $17,777,759)
SHORT-TERM INVESTMENTS: 0.3%
Money Market Funds: 0.3%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.81%[d]	55,173	55,173
(Cost $55,173)

Total Investments: 103.4%		20,796,901
(Cost $17,832,932)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (3.4%)		(691,265)
Net Assets: 100.0%		$20,105,636

a	Non-income producing security.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2024, the aggregate value is $459,667, which is 2.29% of net assets.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of September 30, 2024.
ADR	American Depositary Receipt

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